CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Common stock [Member]	Stock subscription receivable [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Jan. 31, 2013	$ 7,408		$ 47,912,449	$ (52,876,048)	$ (4,956,191)
Beginning Balance (Shares) at Jan. 31, 2013	740,710,265
Cashless exercise of common stock purchase warrants	$ 61		(61)
Cashless exercise of common stock purchase warrants (Shares)	6,087,165
Issuance of common stock and warrants private placement, net	$ 236		271,807		272,043
Issuance of common stock and warrants private placement, net (Shares)	23,606,957
Issuance of common shares for cash pursuant to investment agreement	$ 541		459,459		460,000
Issuance of common shares for cash pursuant to investment agreement (Shares)	54,145,363
Stock issued in exchange for services	$ 29		61,909		61,938
Stock issued in exchange for services (Shares)	2,934,763
Shares issued for deferred financing cost	$ 12		30,151		30,163
Shares issued for deferred financing cost (Shares)	1,225,000
Shares issued for settlement of accounts payable	$ 15		19,985		20,000
Shares issued for settlement of accounts payable (Shares)	1,526,718
Warrants issued for services			7,682		7,682
Warrants issued for settlement of accounts payable			22,141		22,141
Stock based compensation			240,622		240,622
Net income				(2,318,047)	(2,318,047)
Ending Balance at Jan. 31, 2014	$ 8,302		49,026,144	(55,194,095)	(6,159,649)
Ending Balance (Shares) at Jan. 31, 2014	830,236,231
Issuance of common stock and warrants private placement, net	$ 64		72,936		73,000
Issuance of common stock and warrants private placement, net (Shares)	6,424,979
Issuance of common shares for cash pursuant to investment agreement	$ 343	$ (55,673)	456,581		401,251
Issuance of common shares for cash pursuant to investment agreement (Shares)	34,214,226
Stock issued pursuant to legal settlement	$ 10		17,490		17,500
Stock issued pursuant to legal settlement (Shares)	1,000,000
Stock issued in exchange for services	$ 25		53,975		54,000
Stock issued in exchange for services (Shares)	2,511,628
Shares issued for conversion of notes	$ 456		423,724		424,180
Shares issued for conversion of notes (Shares)	45,614,366
Shares issued for deferred financing cost					0
Resolution of derivative liabilities due to debt conversions			256,748		256,748
Warrants reclassified to derivative liabilities			(520,552)		(520,552)
Stock based compensation			11,232		11,232
Net income				4,115,431	4,115,431
Ending Balance at Jan. 31, 2015	$ 9,200	$ (55,673)	$ 49,798,278	$ (51,078,664)	(1,326,859)
Ending Balance (Shares) at Jan. 31, 2015	920,001,430
Net income					(809,788)
Ending Balance at Jul. 31, 2015					$ (897,780)